Bank of America Corporate Center

100 North Tryon Street

Suite 4000

Charlotte, NC 28202-4025

+1 704 339 3100 Main

+1 704 339 3101 Fax

www.dechert.com

JEREMY D. FRANKLIN

jeremy.franklin@dechert.com

+1 704 339 3104 Direct

+1 704 373 8113 Fax

June 25, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Trust”)

File Nos. 033-17619 and 811-05349

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Trust hereby files via EDGAR a copy of the preliminary proxy materials for the Trust’s Special Meeting of Shareholders of the Goldman Sachs Rising Dividend Growth Fund. No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 704.339.3104.

Sincerely,

/s/ Jeremy D. Franklin

Jeremy D. Franklin